Provisions and contingencies (Details) - Schedule of provisions and contingencies - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Contingencies
Balance as of January 1	$ 1,829	[1]	$ 2,276	[1]	$ 2,379
Effect of changes in foreign exchange rates	(209)		(387)		(77)
Provisions made			761		12
Provisions used	(1,119)		(821)		(38)
Balance as of December 31	$ 501		$ 1,829	[1]	$ 2,276	[1]

[1]	Refer to Note 2.4